Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued Expenses and Other Liabilities
Accrued advertising and marketing expenses	¥ 5,850,125	$ 848,188	¥ 3,652,648
VAT and other tax payable	6,970,790	1,010,670	5,734,281
Payroll payable	2,364,723	342,853	1,949,173
Accounts payable	3,978,818	576,874	1,951,681
Others	1,796,267	260,434	797,730
Total	¥ 20,960,723	$ 3,039,019	¥ 14,085,513